Share-Based Payment (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares	Dec. 28, 2017 shares	Jun. 26, 2017 shares	Jan. 23, 2017 ₪ / shares shares	Nov. 23, 2014 shares
Share-Based Payment (Details) [Line Items]
Authorized		100,000,000	100,000,000
Shares issued		59,000,153	33,670,926
Par value (in New Shekels per share) | ₪ / shares		₪ 0.01	₪ 0.01
Share based compensation non vested (in Dollars) | $	$ 3,776
Option vesting period	4 years
Ordinary C Share [Member]
Share-Based Payment (Details) [Line Items]
Authorized							1,500,000
Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Weighted average grant-date fair value (in Dollars per share) | $ / shares	$ 2.65
Top of range [member]
Share-Based Payment (Details) [Line Items]
Weighted average grant-date fair value (in Dollars per share) | $ / shares	$ 4.28
2014 Israel Share Option Plan [Member] | Ordinary C Share [Member]
Share-Based Payment (Details) [Line Items]
Shares issued							1,152,044
2017 Share incentive Plan [Member]
Share-Based Payment (Details) [Line Items]
Par value (in New Shekels per share) | ₪ / shares						₪ 2,017
Number of shares reserved for issuance		1,338,015		559,764	463,384	312,867